INTANGIBLE ASSETS (Details Narrative) - USD ($)	Feb. 29, 2024	May 31, 2023	May 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets	$ 197,761	$ 197,761	$ 197,761